Summary of Fair Value Measurements Inputs (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Aggregate principal amount | $	$ 8,515,000	$ 5,265,000	$ 4,403,000
First Light Acquisition Group Inc [Member] | Contingent Interest Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation date	Jun. 30, 2023	Dec. 31, 2022
Inception date	December 1 through December 14, 2022
Aggregate principal amount | $	$ 350,000	$ 350,000
Contractual interest	100.00%	100.00%
Maturity date	Date of successful business combination
Estimated business combination date	Sep. 01, 2023	Jun. 30, 2023
First Light Acquisition Group Inc [Member] | Contingent Interest Liability [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Valuation date		Dec. 31, 2022
Inception date		December 1 through December 14, 2022
Aggregate principal amount | $		$ 350,000
Maturity date		Date of successful business combination
Estimated business combination date		Jun. 30, 2023
Measurement Input, Share Price [Member] | First Light Acquisition Group Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.49	10.17	10.10
Measurement Input, Risk Free Interest Rate [Member] | First Light Acquisition Group Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	5.35	4.70	0.27
Measurement Input, Expected Term [Member] | First Light Acquisition Group Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term	2 months 1 day	18 days
Measurement Input Probability Of An Acquisition Occurring [Member] | First Light Acquisition Group Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	80.00	10.00	85.00
Measurement Input Probability Of An Acquisition Occurring [Member] | First Light Acquisition Group Inc [Member] | Contingent Interest Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated market yield	80.0	10.0
Measurement Input Estimated Market Yield [Member] | First Light Acquisition Group Inc [Member] | Contingent Interest Liabilities [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Estimated market yield	14.5	13.0
Measurement Input Time To The Acquisition [Member] | First Light Acquisition Group Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term		18 days	8 months 8 days
Private Placement Warrants [Member] | Measurement Input, Share Price [Member] | First Light Acquisition Group Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	10.49	10.17	9.81
Private Placement Warrants [Member] | Measurement Input, Exercise Price [Member] | First Light Acquisition Group Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	11.50	11.50	11.50
Private Placement Warrants [Member] | Measurement Input, Risk Free Interest Rate [Member] | First Light Acquisition Group Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	4.07	3.94	1.32
Private Placement Warrants [Member] | Measurement Input, Price Volatility [Member] | First Light Acquisition Group Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.00	0.00	9.88
Private Placement Warrants [Member] | Measurement Input, Expected Term [Member] | First Light Acquisition Group Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Term	5 years 2 months 1 day	5 years 6 months	5 years 8 months 8 days
Private Placement Warrants [Member] | Measurement Input Warrant to Buy Share [Member] | First Light Acquisition Group Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.13	0.05	0.51
Private Placement Warrants [Member] | Measurement Input, Discount Rate [Member] | First Light Acquisition Group Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.00	0.00
Private Placement Warrants [Member] | Measurement Input, Expected Dividend Rate [Member] | First Light Acquisition Group Inc [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input		0.00	0.00